LOANS PAYABLE (Narrative) (Details)		1 Months Ended								7 Months Ended	12 Months Ended
	Aug. 06, 2020 CAD ($) $ / shares shares	Aug. 31, 2022 CAD ($) $ / shares	Aug. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($) $ / shares	Oct. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Loans Payable [Line Items]
Additions to loan payable													$ 11,383,148
Deferred tax liabilities													$ 791,705	$ 831,686
Conversion on loan payable (shares) | shares													505,050
Gain on extension of loan payable												$ 346,251
Finance charges												137,943	$ 181,970
Convertible loan facility [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility									$ 12,000,000
Initial advance of convertible loan facility									7,000,000
Undrawn convertible loan facilities									$ 5,000,000
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Remaining undrawn available from original loan facility								$ 20,000,000			$ 12,000,000
Finance charges										$ 181,970		$ 137,943
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | First Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Interest rate on standby funds available	1.50%
Conversion price per share | $ / shares	$ 5.56							$ 5.56
Conversion of loan facility, converted amount	$ 6,000,000							$ 1,000,000
Conversion on loan payable (shares) | shares	1,079,136							179,856
Addition to loan facility	$ 20,000,000
Minimum advance drawn from additional loan facility	$ 2,500,000
Premium percentage to 30-day Volume Weighted Average Price ("VWAP")	20.00%
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Second Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares	$ 9.9					$ 9.9
Additions to loan payable	$ 5,000,000
Conversion of loan facility, converted amount						$ 5,000,000
Conversion on loan payable (shares) | shares						505,050	505,050
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares						$ 14.3					$ 14.3
Additions to loan payable						$ 5,000,000	$ 4,000,000
Allocation to liability portion							3,200,000
Allocation of conversion feature							$ 800,000
Deferred tax liabilities															$ 200,000
Effective interest rate on liability						20.00%	20.00%
Expected life of liability						2 years	2 years
Remaining drew down from original loan facility											$ 5,000,000
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Fourth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares				$ 11.16							$ 11.16
Additions to loan payable				$ 3,000,000	$ 2,400,000
Allocation to liability portion					2,000,000
Allocation of conversion feature					400,000
Deferred tax liabilities					$ 100,000
Effective interest rate on liability				20.00%	20.00%
Description of expected life of liability				one and a half years	one and a half years
Remaining drew down from original loan facility											$ 3,000,000
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member] | Loan Extension [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares		$ 7.34									$ 7.34
Additions to loan payable		$ 8,000,000
Loan Extension Fee		$ 160,000
Remaining drew down from original loan facility											$ 200,000
Loan extension fee percentage		2.00%	2.00%
Gain on extension of loan payable			$ 346,251
Castle Mountain Acquisition [Member]
Disclosure Of Loans Payable [Line Items]
Stated rate percentage					4.00%
Additions to loan payable					$ 5,000,000